SCHEDULE OF RELATED PARTY TRANSACTION (Details) (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 3,797,473	$ 7,697,827	$ 9,200,975	$ 2,475,728
Repayments of related party debt		5,341,046	$ 6,605,044	9,702,083	$ 1,063,323
Zhida Hong [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 30,000.00	270,000		2,200,000
Repayments of related party debt	$ 300,000	900,000		$ 3,600,000
Huang Dewu [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		1,500,000
Repayments of related party debt		$ 2,000,000.0